SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended
	Jan. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2015	Jan. 02, 2015	Dec. 31, 2014	Dec. 31, 2013	May 15, 2015	Apr. 30, 2015	Jan. 01, 2015
Subsequent Event [Line Items]
Common stock, shares authorized				100,000,000		100,000,000	100,000,000
New member of board of directors [Member]
Subsequent Event [Line Items]
Number of common shares that can be purchased through warrant	650,000
Exercise price of warrants	$ 1.51
Fair value of warrant	$ 1,188,000
Expiration period	5 years
Vesting immediately	162,500
Option granted, number of shares vesting in installments	162,500
Vesting period	3 years
Stock option expense		306,765	580,167
Shares Expired		(487,500)
Subsequent Event [Member]
Subsequent Event [Line Items]
Annual lease expenses				71,662
Common stock, shares authorized								250,000,000	100,000,000
Subsequent Event [Member] | Senior Advisor Two [Member]
Subsequent Event [Line Items]
Number of common shares that can be purchased through warrant										100,000
Exercise price of warrants										$ 0.77
Fair value of warrant										48,656
Expiration period					5 years
Vesting immediately					25,000
Option granted, number of shares vesting in installments					7,500
Vesting period					10 months
Subsequent Event [Member] | Employee [Member]
Subsequent Event [Line Items]
Expiration period				10 years	10 years
Vesting immediately					7,500
Option granted, number of shares vesting in installments					7,500
Vesting period					3 months
Option granted, shares (upper limit)				2,500	15,000
Option granted, purchase price				$ 0.80	$ 0.77
Option granted, value				1,231	7,362
Subsequent Event [Member] | New member of board of directors [Member]
Subsequent Event [Line Items]
Shares Expired					(487,500)
Subsequent Event [Member] | Independent Directors [Member]
Subsequent Event [Line Items]
Expiration period				10 years
Vesting immediately				20,000
Option granted, number of shares vesting in installments				10,000
Number of person to whom option were granted				5
Option granted, shares (upper limit)				50,000
Option granted, purchase price				$ 0.80
Option granted, value				$ 24,901